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WisdomTree Enhanced Commodity Strategy Fund
WisdomTree Enhanced Commodity Strategy Fund
Investment Objective
The WisdomTree Enhanced Commodity Strategy Fund (the “Fund”) seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Enhanced Commodity Strategy Fund WisdomTree Enhanced Commodity Strategy Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Enhanced Commodity Strategy Fund WisdomTree Enhanced Commodity Strategy Fund
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.55%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
WisdomTree Enhanced Commodity Strategy Fund | WisdomTree Enhanced Commodity Strategy Fund | USD ($)	56	176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in a substantial amount of distributions from the Fund to be taxed as ordinary income, which may limit the tax efficiency of the Fund. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that intends to provide broad-based exposure to the following four commodity sectors: Energy, Agriculture, Industrial Metals, and Precious Metals primarily through investments in futures contracts. Within these four sectors, the Fund intends to invest in the following commodities: Brent Crude Oil, West Texas Intermediate (WTI) Crude Oil, Natural Gas, RBOB Gasoline, Low Sulfur Gas Oil, ULS Diesel, Live Cattle, Feeder Cattle, Lean Hogs, Soybeans, Soybean Oil, Soybean Meal, Wheat, Kansas Wheat (Hard Red Wheat), Sugar, Corn, Coffee, Cocoa, Cotton, Copper, Tin, Aluminum, Zinc, Nickel, Lead, Gold, Platinum, and Silver. Weighting among the commodities focuses on liquidity (i.e., commodities with more liquid futures contracts will generally have a higher weighting) combined with qualitative considerations and applicable market views in seeking broad-based exposure among the Energy, Agriculture, Industrial Metals and Precious Metals sectors. Exposure to any particular commodity, as well as potentially additional commodities, will vary over time based on the foregoing considerations. The Fund will not invest directly in physical commodities.

Futures contracts on commodities generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity (or, in some contracts, the cash equivalent) at a pre-determined future date and price. The value of commodity futures contracts is based upon the price movements of the underlying commodities.

In order to maintain exposure to a futures contract on a particular commodity, the Fund must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” The Fund expects to employ an “enhanced roll” process by attempting to roll from an expiring futures contract to another futures contract in seeking to generate a greater yield for the Fund. This roll process aims to maximize the potential roll benefits in backwardated markets and minimize potential losses in contango markets by rolling to the futures contract on a particular commodity which generates the maximum implied yield. Commodity futures contracts trade either in contango, where forward month futures contracts cost more than the current month (leading to negative roll yield) or in backwardation, where forward month futures contracts trade at a discount to the current month (leading to positive roll yield). It is generally the supply and demand factor that determines whether a commodity futures contract is in contango or backwardation.

The Fund is rebalanced on a monthly basis generally. The Fund may invest in Treasury securities and other liquid short-term investments as collateral for its commodity futures contracts.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary. References to the Fund include the WisdomTree Subsidiary.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Commodity Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Prices of commodity-linked derivatives instruments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated.
  Futures Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. The price of futures contracts further from expiration may be higher (a condition known as “contango”) or lower (a condition known as “backwardation”), which can impact the Fund’s returns. Because of the frequency with which the Fund expects to roll futures contracts, the impact of such contango or backwardation may be greater than the impact would be if the Fund experienced less portfolio turnover.
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of commodities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
  Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
  Cyber Security Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.
  Derivatives Risk. The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual commodities, fluctuations in markets and movements in interest rates or prices; (2) an imperfect or no correlation between the changes in market value of the commodities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.
  Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
  Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with an eight-year duration would be expected to drop by approximately 8% in response to a 1% increase in interest rates.
  Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
  Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
  Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.
  Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The Fund may obtain exposure to the commodities markets by directly entering into commodity-linked derivative instruments, such as listed futures contracts, forward currency contracts, swaps, and structured notes. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income under the 90% test noted above. The Fund intends to invest in such commodity-linked derivative instruments indirectly through the WisdomTree Subsidiary. The Fund’s investment in the WisdomTree Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives and futures) of the Fund attributable to the Fund’s investment in the WisdomTree Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the WisdomTree Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and to be to be treated as “qualifying income”. The Adviser intends to conduct the Fund’s investments in the WisdomTree Subsidiary in a manner consistent with the terms and conditions of the regulations promulgated by the U.S. Treasury, and will monitor the Fund's investments in the WisdomTree Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the WisdomTree Subsidiary. To the extent the Fund makes a direct investment in commodity-linked derivative instruments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the 90% test noted above, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with this restriction would have significant negative tax consequences to Fund shareholders.

Fund Performance
The Fund is new and therefore does not have a performance history. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com.